HEDGEYE QUALITY GROWTH ETF
Schedule of Investments
July 31, 2025 (unaudited)
		Shares	Value
96.88%	COMMON STOCKS

11.24%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	5,416	$1,039,330
	Liberty Media Corp-Liberty Formula One(A)	4,438	445,353
	Meta Platforms, Inc.	572	442,408
	Netflix, Inc.(A)	402	466,079
	TKO Group Holdings, Inc.	856	143,817
			2,536,987

12.95%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	5,990	1,402,319
	Booking Holdings, Inc.	87	478,853
	Ferrari NV	680	301,505
	Las Vegas Sands Corp.	4,189	219,504
	NIKE, Inc.	3,930	293,532
	Ulta Beauty, Inc.(A)	443	228,149
			2,923,862

2.99%	CONSUMER STAPLES
	Coca-Cola Europacific Partners PLC	3,400	329,528
	Philip Morris International, Inc.	2,105	345,325
			674,853

3.64%	ENERGY
	Cheniere Energy, Inc.	981	231,398
	ConocoPhillips	3,450	328,923
	Williams Cos., Inc.	4,344	260,423
			820,744

14.23%	FINANCIALS
	Capital One Financial	1,615	347,225
	CME Group, Inc.	1,190	331,153
	Coinbase Global, Inc.(A)	397	149,971
	Goldman Sachs Group, Inc.	680	492,041
	JPMorgan Chase & Co.	2,135	632,472
	Mastercard, Inc. Class A	600	339,882
	Moody's Corporation	850	438,371
	Wells Fargo & Co.	5,958	480,394
			3,211,509

HEDGEYE QUALITY GROWTH ETF
Schedule of Investments
July 31, 2025 (unaudited)
		Shares	Value
6.10%	HEALTH CARE
	Eli Lilly & Co.	680	503,248
	Johnson & Johnson	2,673	440,350
	Quest Diagnostics, Inc.	1,321	221,149
	Thermo Fisher Scientific, Inc.	452	211,391
			1,376,138

10.19%	INDUSTRIALS
	Caterpillar, Inc.	1,190	521,244
	General Electric Co.	1,795	486,589
	GE Vernova LLC	560	369,762
	Norfolk Southern Corp.	573	159,294
	Parker-Hannifin Corp.	595	435,481
	Rockwell Automation, Inc.	935	328,849
			2,301,218

33.11%	INFORMATION TECHNOLOGY
	Advanced Micro Devices(A)	1,738	306,427
	Apple, Inc.	6,066	1,259,120
	Broadcom, Inc.	2,009	590,043
	Circle Internet Group, Inc.(A)	554	101,670
	Cisco Systems, Inc.	7,312	497,801
	Microsoft Corp.	3,774	2,013,429
	Nvidia Corp.	11,400	2,027,718
	ServiceNow, Inc.(A)	348	328,206
	Snowflake, Inc.(A)	1,565	349,778
			7,474,191

1.33%	REAL ESTATE
	American Tower Corporate REIT	1,445	301,124

1.10%	UTILITIES
	Vistra Corp.	1,190	248,163

96.88%	TOTAL COMMON STOCKS		21,868,788

HEDGEYE QUALITY GROWTH ETF
Schedule of Investments
July 31, 2025 (unaudited)
		Shares	Value

1.01%	MONEY MARKET FUND
	First American Money Market Funds - Institutional Class 4.230%(B)	227,999	$227,999

97.89%	TOTAL INVESTMENTS		22,096,787
2.11%	Other assets, net of liabilities		477,354
100.00%	NET ASSETS		$22,574,141

	(A)Non-income producing.
	(B)Effective 7 day yield as of July 31, 2025.
	REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCKS	$21,868,788	$-	$-	$21,868,788
MONEY MARKET FUND	227,999	-	-	227,999
TOTAL INVESTMENTS	$22,096,787	$-	$-	$22,096,787

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $21,266,962, and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$1,011,774
			Gross unrealized depreciation	(181,950)
			Net unrealized appreciation	$829,824